Share-based Payments (Tables)	12 Months Ended
Dec. 31, 2017
Cash-settled arrangements [member]
Summary of Option Activities under Plan and Changes

A summary of option activities under the Plan and changes during the years ended December 31, 2016 and 2017 is set forth in the following table:

Cash-settled arrangements	Number of Units	Weighted Average Exercise Price Per Unit		Weighted Average Remaining Contractual Term (in years)
		USD
Oustanding at January 1, 2015	383,661	US$	26.17	1.7 year
Granted	12,000		8.10
Exercised	(8,406)		8.10
Forfeited/Cancelled	(102,921)		42.36
Expired	(11,187)		39.60

Oustanding at December 31, 2015	273,147	US$	19.28	1.1 year
Granted	110,250		8.10
Exercised	(20,022)		8.10
Forfeited/Cancelled	(14,673)		8.10
Expired	(1,935)		8.10

Oustanding at December 31, 2016	346,767	US$	16.91	1.3 year
Granted	—		—
Exercised	—		—
Forfeited/Cancelled	(73,710)		43.31
Expired	—		—
Transfer to equity-settled arrangements on April 12nd	(273,057)		(9.59)

Oustanding at December 31, 2017	—	US$		0 year

Vested at December 31, 2016	228,501
Vested at December 31, 2017	—

Equity-settled arrangements [member]
Summary of Option Activities under Plan and Changes

A summary of option activities under the Plan and changes during the years ended December 31, 2016 and 2017 is set forth in the following table:

	Number of Units	Weighted Average Exercise Price Per Unit		Weighted Average Remaining Contractual Term (in years)
Equity-settled arrangements			USD
Oustanding at January 1, 2016	—		—
Granted	23,250		8.10
Exercised	—		—
Forfeited/Cancelled	—		—
Expired	—		—

Oustanding at December 31, 2016	23,250	US$	8.10	0.8 year

Granted	127,500		8.10
Exercised	(30,308)		8.10
Forfeited/Cancelled	(23,879)		8.10
Expired	—		—
Transfer to equity-settled arrangements on April 12nd	273,057		9.59

Oustanding at December 31, 2017	369,620	US$	9.20	0.7 year

Vested at December 31, 2016	230,616
Vested at December 31, 2017	381,282